Long Term Debt Investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023
Short-Term Bank Loans [Line Items]
Long term debt amount			$ 6,000,000
Percentage of loan rate			12.00%
Investment income	$ 359,014	$ 171,616